Nature of business (Details) $ in Millions			12 Months Ended
	Mar. 15, 2021 USD ($) shares	Nov. 22, 2019 subsidiary	Dec. 31, 2020 subsidiary
Nature Of Business [Line Items]
Number of wholly-owned subsidiaries | subsidiary		3	3
RACA
Nature Of Business [Line Items]
Exchange for each common share	3.59
RACA | Class A common shares
Nature Of Business [Line Items]
PIPE financing | $	$ 165
Number of received in exchange for common shares	16,500,000